Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions			12 Months Ended
	Jan. 01, 2018 ARS ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects				$ 606,563	$ 795,892
Depreciation expense of property, plants and equipment				$ 481,634	$ 498,867	$ 511,326
Weighted average borrowing rate			6.04%	6.04%	7.49%	7.25%
Capitalized financial expenses				$ 6,376	$ 8,092	$ 4,922
Employee expenses capitalized, directly attributable to construction in progress				70,681	92,411	95,335
Property, plant and equipment					8,763,438			$ 8,354,672
Contractual commitments for the acquisition of property, plants and equipment					986,935			1,078,846
Property, plants and equipment pledged as security for liabilities					114,699			104,577
Civil Liability Insurance Amount							€ 400	490,780
Enel Generación Costanera [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment of Property, plants and equipment	$ 3,102,739,000	$ 162,274
Impairment reversed			$ 2,656,082	70,513
Generating Companies [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Insurance Policies Amount For All Risks							€ 1,000	1,226,950
Right-of-use assets
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment					255,799	$ 183,355		222,420
Generation and Transmission
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects				163,418	221,257
Property, plant and equipment					4,498,513			3,953,188
Distribution
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects				$ 442,833	551,787
Property, plant and equipment					$ 4,507,627			$ 4,396,560